Shareholder Report, Holdings (Details)	Jun. 30, 2025
Impact Shares YWCA Women's Empowerment ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Impact Shares YWCA Women's Empowerment ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Impact Shares YWCA Women's Empowerment ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Impact Shares YWCA Women's Empowerment ETF | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Impact Shares YWCA Women's Empowerment ETF | McDonald's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Impact Shares YWCA Women's Empowerment ETF | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Impact Shares YWCA Women's Empowerment ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Impact Shares YWCA Women's Empowerment ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Impact Shares YWCA Women's Empowerment ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares YWCA Women's Empowerment ETF | International Business Machine Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares YWCA Women's Empowerment ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Impact Shares YWCA Women's Empowerment ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Impact Shares YWCA Women's Empowerment ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Impact Shares YWCA Women's Empowerment ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Impact Shares YWCA Women's Empowerment ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Impact Shares YWCA Women's Empowerment ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Impact Shares YWCA Women's Empowerment ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Impact Shares YWCA Women's Empowerment ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Impact Shares YWCA Women's Empowerment ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares YWCA Women's Empowerment ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Impact Shares YWCA Women's Empowerment ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Impact Shares YWCA Women's Empowerment ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Impact Shares NAACP Minority Empowerment ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Impact Shares NAACP Minority Empowerment ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Impact Shares NAACP Minority Empowerment ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Impact Shares NAACP Minority Empowerment ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Impact Shares NAACP Minority Empowerment ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Impact Shares NAACP Minority Empowerment ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Impact Shares NAACP Minority Empowerment ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Impact Shares NAACP Minority Empowerment ETF | Uber Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Impact Shares NAACP Minority Empowerment ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Impact Shares NAACP Minority Empowerment ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Impact Shares NAACP Minority Empowerment ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Impact Shares NAACP Minority Empowerment ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Impact Shares NAACP Minority Empowerment ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Impact Shares NAACP Minority Empowerment ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Impact Shares NAACP Minority Empowerment ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Impact Shares NAACP Minority Empowerment ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Impact Shares NAACP Minority Empowerment ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Impact Shares NAACP Minority Empowerment ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Impact Shares NAACP Minority Empowerment ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Impact Shares NAACP Minority Empowerment ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Impact Shares NAACP Minority Empowerment ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Impact Shares NAACP Minority Empowerment ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%